FAIR VALUE MEASUREMENTS - Subsequent measurement (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 25, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on September 25, 2020		$ 13,679,333
Change in valuation inputs or other assumptions		(406,549)
Fair value as of Ending period	$ 13,272,784	13,272,784
Warrant Liability	13,272,784	13,272,784
Transfers out of Level 3	39,445,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on September 25, 2020		5,009,333
Change in valuation inputs or other assumptions		(207,586)
Fair value as of Ending period	4,801,747	4,801,747
Warrant Liability	4,800,000	4,800,000	$ 5,000,000
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on September 25, 2020		8,670,000
Change in valuation inputs or other assumptions		(198,963)
Fair value as of Ending period	8,471,037	8,471,037
Warrant Liability	$ 8,500,000	$ 8,500,000	$ 8,700,000